Consolidated Statement Of Changes In Equity (Parenthetical) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Statement of Stockholders' Equity
Cash dividends paid per 3M common share (in dollars per share)	$ 2.36	$ 2.20	$ 2.10